INCOME TAXES - Reconciliation of the U.S. federal statutory rate (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Tax statutory rate			21.00%	21.00%	21.00%
Income tax benefit at the federal statutory rate			$ (855,721)	$ 107,803	$ (125,655)
Change in entity tax status				(1,088,171)	(1,088,171)
Change in tax rates			(21,329)
Nondeductible expenses			1,161	620,061	628,016
Return-to-provision adjustment			16,729
State taxes, net of federal benefit			(189,672)	13,250
Other				6,216	(22,690)
Total provision for income taxes	$ (349,348)	$ 1,130,142	$ (1,048,832)	$ (340,841)	$ (608,500)	$ 0
Effective income tax rate			25.70%	(66.40%)	101.70%